Acquisitions and disposals - Narrative (Details) - Elida Beauty € in Millions	Jun. 01, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	€ 588
Gain on disposal of Elida Beauty	€ 151